Summary of Significant Accounting Policies - Summary of Basic and Diluted Loss per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Numerator
Net loss	$ (11,595)	$ (4,450)	$ (9,781)	$ (28,623)
Denominator
Weighted average common shares outstanding - basic	39,187,370	25,869,039	26,352,642	22,786,192
Basic net loss per share	$ (0.30)	$ (0.17)	$ (0.37)	$ (1.26)
Weighted-average common shares outstanding - basic and diluted			26,352,642	22,786,192
Basic and diluted net loss per share			$ (0.37)	$ (1.26)
Numerator:
Net loss, basic	$ (11,595)	$ (4,450)
Net loss, diluted	$ (11,595)	$ (4,450)
Potential common share issuances:
Weighted-average common shares outstanding	39,187,370	25,869,039	26,352,642	22,786,192
Diluted net loss per share	$ (0.30)	$ (0.17)	$ (0.37)	$ (1.26)